Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (3,746)	$ (6,429)
Adjustments for:
Stock-based compensation	476	1,708
Depreciation	6	6
Amortization and others	121	121
Changes in non-cash operating balances:
Accounts receivable and other receivables	4	5
Prepaid expenses and other current asset	89	143
Accounts payable and accrued liabilities	400	(125)
Net cash used in operating activities	(2,650)	(4,571)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment	0	(2)
Net cash flows used in investing activities	0	(2)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of share capital	6,007	7,283
Repayment of operating lease and financing obligation	(117)	(120)
Net cash flows used in financing activities	5,890	7,163
Net increase in cash and cash equivalents	3,240	2,590
CASH AT BANK
Beginning of the period	830	3,611
End of the period	4,070	6,201
NON-CASH INVESTING AND FINANCING ACTIVITIES
Operating lease right-of-use asset and related liability	$ 0	$ 0